Note 16 - Stock-based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Year Ended	January 31, 2016	January 31, 2015	January 31, 2014
Cost of revenues	24	45	54
Sales and marketing	41	70	538
Research and development	-	2	12
General and administrative	1,512	1,426	1,138
Other charges	-	-	781
Effect on net income	1,577	1,543	2,523

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2015
Expected dividend yield (%)	-
Expected volatility (%)	25.4
Risk-free rate (%)	1.5
Expected option life (years)	5

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	1,139,853	$4.39
Granted	215,000	$13.77
Exercised	(220,138)	$3.49
Surrendered for Shares	(175,000)	$4.53
Forfeited	(6,451)	$5.72
Balance at January 31, 2015	953,264	$6.33	2.5	10.6
Exercised	(37,500)	$4.18
Surrendered for Shares	(446,875)	$2.59
Balance at January 31, 2016	468,889	$8.25	3.5	5.2

Vested or expected to vest at January 31, 2016	450,589	$8.18	3.5	5.0

Exercisable at January 31, 2016	292,811	$6.54	2.6	3.7

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$4.88	–	$5.54	$4.91	215,889	1.8	$4.91	208,311
$6.91	–	$6.91	$6.91	38,000	3.5	$6.91	22,000
$11.69	–	$11.85	$11.84	215,000	5.4	$11.84	62,500
			$8.25	468,889	3.5	$6.54	292,811

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2014	164,145	$2.21
Granted	40,000	$3.43
Vested	(73,840)	$1.97
Forfeited	(6,451)	$1.96
Balance at January 31, 2015	123,854	$2.56
Vested	(70,276)	$1.92
Balance at January 31, 2016	53,578	$2.52

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	211,428	$11.69
Granted	51,752	$16.67
Exercised	(83,984)	$10.88
Forfeited	(4,938)	$10.93
Balance at January 31, 2015	174,258	$12.61	7.9	3.0
Granted	49,187	$19.70
Performance units issued	30,092	$9.34
Balance at January 31, 2016	253,537	$12.39	7.2	4.9

Vested or expected to vest at January 31, 2016	253,537	$12.39	7.2	4.9

Exercisable at January 31, 2016	152,598	$9.36	6.3	2.9

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	214,076	$8.96
Granted	51,752	$13.79
Exercised	(85,298)	$8.36
Forfeited	(4,938)	$8.59
Balance at January 31, 2015	175,592	$9.94	7.9	3.1
Granted	49,187	$15.33
Balance at January 31, 2016	224,779	$10.03	7.4	4.3

Vested or expected to vest at January 31, 2016	224,779	$10.03	7.4	4.3

Exercisable at January 31, 2016	174,737	$8.86	7.0	3.4

Schedule Of Cash Settled Restricted Share Unit Plan Activity [Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2014	152,794
Granted	68,439
Vested and settled in cash	(106,910)
Forfeited	(467)
Balance at January 31, 2015	113,856	1.5
Granted	72,817
Vested and settled in cash	(85,924)
Balance at January 31, 2016	100,749	1.6

Non-vested at January 31, 2016	100,749	1.6